Concessions and Authorizations - Schedule of Average Effect on Consumers (Details)		12 Months Ended
	May 23, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	13.27%	13.27%
High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	15.55%	8.94%
Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	8.94%	15.55%